Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	$ 93,142	$ 46,922
Amounts Offset	(56,294)	(21,309)
Net Amounts Reported on the Balance Sheet	36,848	25,613
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,609)	(15,962)
Cash Collateral	(3,289)	(2,187)
Stock borrowing arrangements	18	14
Collateral paid related to futures margin	287	286
Financial Instrument Collateral	(6,943)	(1,404)
Net Amount	8,007	6,060
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	106,796	67,304
Amounts Offset	(56,294)	(21,309)
Net Amounts Reported on the Balance Sheet	50,502	45,995
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,609)	(15,962)
Cash Collateral	(5,625)	(4,487)
Financial Instrument Collateral	(12,533)	(11,066)
Net Amount	13,735	14,480
Amount of initial margin excluded		61
Collateral received
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	3,024
Amounts Offset	(2,972)
Net Amounts Reported on the Balance Sheet	52
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	52
Derivative financial instruments
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	64,288	37,296
Amounts Offset	(35,192)	(12,889)
Net Amounts Reported on the Balance Sheet	29,096	24,407
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,609)	(15,962)
Cash Collateral	(5,622)	(4,487)
Financial Instrument Collateral	(1,932)	(1,544)
Net Amount	2,933	2,414
Repurchase agreements
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	10,604	9,522
Net Amounts Reported on the Balance Sheet	10,604	9,522
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(3)
Financial Instrument Collateral	(10,601)	(9,522)
Deposits and other borrowings
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	28,880	20,486
Amounts Offset	(18,130)	(8,420)
Net Amounts Reported on the Balance Sheet	10,750	12,066
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	10,750	12,066
Collateral paid
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	6,643	4,196
Amounts Offset	(6,559)	(4,162)
Net Amounts Reported on the Balance Sheet	84	34
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(17)	(14)
Net Amount	67	20
Derivative financial instruments
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	61,464	32,828
Amounts Offset	(31,605)	(8,727)
Net Amounts Reported on the Balance Sheet	29,859	24,101
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,609)	(15,962)
Cash Collateral	(3,280)	(2,184)
Financial Instrument Collateral	(102)	(14)
Net Amount	7,868	5,941
Reverse repurchase agreements
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	6,833	1,379
Net Amounts Reported on the Balance Sheet	6,833	1,379
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(9)	(3)
Financial Instrument Collateral	(6,824)	(1,376)
Loans
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	18,202	8,519
Amounts Offset	(18,130)	(8,420)
Net Amounts Reported on the Balance Sheet	72	99
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	72	99
Parent Entity
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	92,464	46,383
Amounts Offset	(56,294)	(21,309)
Net Amounts Reported on the Balance Sheet	36,170	25,074
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,526)	(15,862)
Cash Collateral	(2,851)	(1,751)
Stock borrowing arrangements	18	14
Collateral paid related to futures margin	286	285
Financial Instrument Collateral	(6,841)	(1,404)
Net Amount	7,952	6,057
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	106,567	67,126
Amounts Offset	(56,294)	(21,309)
Net Amounts Reported on the Balance Sheet	50,273	45,817
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,526)	(15,862)
Cash Collateral	(5,469)	(4,423)
Financial Instrument Collateral	(12,533)	(11,066)
Net Amount	13,745	14,466
Amount of initial margin excluded		61
Parent Entity | Collateral received
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	3,024
Amounts Offset	(2,972)
Net Amounts Reported on the Balance Sheet	52
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	52
Parent Entity | Derivative financial instruments
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	64,059	37,118
Amounts Offset	(35,192)	(12,889)
Net Amounts Reported on the Balance Sheet	28,867	24,229
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,526)	(15,862)
Cash Collateral	(5,466)	(4,423)
Financial Instrument Collateral	(1,932)	(1,544)
Net Amount	2,943	2,400
Parent Entity | Repurchase agreements
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	10,604	9,522
Net Amounts Reported on the Balance Sheet	10,604	9,522
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(3)
Financial Instrument Collateral	(10,601)	(9,522)
Parent Entity | Deposits and other borrowings
Liabilities, Effects of Offsetting on Balance Sheet
Gross Amounts	28,880	20,486
Amounts Offset	(18,130)	(8,420)
Net Amounts Reported on the Balance Sheet	10,750	12,066
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	10,750	12,066
Parent Entity | Collateral paid
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	6,643	4,196
Amounts Offset	(6,559)	(4,162)
Net Amounts Reported on the Balance Sheet	84	34
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(17)	(14)
Net Amount	67	20
Parent Entity | Derivative financial instruments
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	60,888	32,289
Amounts Offset	(31,605)	(8,727)
Net Amounts Reported on the Balance Sheet	29,283	23,562
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(18,526)	(15,862)
Cash Collateral	(2,842)	(1,748)
Financial Instrument Collateral	(102)	(14)
Net Amount	7,813	5,938
Parent Entity | Reverse repurchase agreements
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	6,731	1,379
Net Amounts Reported on the Balance Sheet	6,731	1,379
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(9)	(3)
Financial Instrument Collateral	(6,722)	(1,376)
Parent Entity | Loans
Assets, Effects of Offsetting on Balance Sheet
Gross Amounts	18,202	8,519
Amounts Offset	(18,130)	(8,420)
Net Amounts Reported on the Balance Sheet	72	99
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	$ 72	$ 99